Average Annual Total Returns - Morgan Stanley Discovery Portfolio	Apr. 30, 2021
Russell Midcap Growth Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	35.59%
5 Years	18.65%
10 Years	15.04%
Class A
Average Annual Return:
1 Year	153.77%
5 Years	38.34%
10 Years	21.41%
Class B
Average Annual Return:
1 Year	153.11%
5 Years	37.99%
10 Years	21.11%
Class E
Average Annual Return:
1 Year	153.37%
5 Years	38.14%
10 Years	21.23%